INCOME TAXES (Details) - CAD ($)	12 Months Ended		13 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Dec. 31, 2021
(loss) Before Income Taxes	$ (3,574,805)	$ (263,110)	$ (26,655,165)
Expected Income Tax (recovery) Based On Statutory Rate	(947,000)		(7,064,000)
Adjustment To Expected Income Tax Benefit:
Change In Benefit Of Tax Assets Not Recognized	945,303		6,965,146
Income Tax (recovery)	$ (1,697)	$ 0	$ (98,854)